Contingencies (Details Narrative)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Maximum distribution percentage of net proceeds from divestiture	10.00%	10.00%